Financial Risk Management - Maximum Exposure to Credit Risk of Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 1,824,649	₩ 3,541,597	₩ 4,218,099	₩ 3,336,003
Deposits in banks	1,722,618	743,316
Trade accounts and notes receivable	2,358,914	4,574,789
Non-trade receivables	146,921	108,875
Accrued income	22,505	13,024
Deposits	26,586	45,620
Short-term loans	30,062	22,518
Long-term loans	58,806	19,939
Long-term non-trade receivable		2,376
Lease receivables	11,058	18,209
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	1,823,573	3,540,475
Deposits in banks	1,722,618	743,316
Trade accounts and notes receivable	2,358,914	4,574,789
Non-trade receivables	146,921	108,875
Accrued income	22,505	13,024
Deposits	26,586	45,620
Short-term loans	30,062	22,518
Long-term loans	58,806	19,939
Long-term non-trade receivable		2,376
Lease receivables	11,058	18,209
Financial assets carried at amortized cost	6,201,043	9,089,141
Financial assets at fair value through profit or loss	231,877	68,370
Financial assets at fair value through other comprehensive income	6,432,920	9,158,464
Convertible securities [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,797	2,758
Convertible securities [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,797	2,758
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	230,080	65,612
Derivatives [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	₩ 230,080	65,612
Financial assets effective for cash flow hedging		905
Debt instrument [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through other comprehensive income		48
Debt instrument [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through other comprehensive income		₩ 48